ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of consolidated financial information of the Group's VIE included in consolidated financial statements after elimination of intercompany balances and transactions within the Group

	December 31,
	2017	2018

Total assets	$6,117	$6,492
Total liabilities	$3,931	$4,678

	Year ended December 31,
	2016	2017	2018

Revenues	$5	$—	$3
Net loss	$(52)	$(7,507)	$(7,490)

	Year ended December 31,
	2016	2017	2018

Net cash (used in) / provided by operating activities	$(131)	$3,073	$(7,519)
Net cash (used in) / provided by investing activities	$—	$(3,069)	$473
Net cash provided by financing activities	$—	$—	$—